Segment Information - Schedule of continuing operations by operating segment (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) segment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting [Abstract]
Number of Reportable Segments | segment	5
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	$ 5,091	$ 5,653	$ 4,341
Policy fees	2,914	3,005	2,874
Total net investment income	9,576	11,672	10,516
Total net realized gains (losses)	6,091	1,752	(3,741)
Advisory fee and other income	1,025	1,175	1,072
Total revenue	24,697	23,257	15,062
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	6,720	7,387	6,602
Change in the fair value of market risk benefits, net	(958)	(447)	0
Interest credited to policyholder account balances	3,732	3,562	3,528
Amortization of deferred policy acquisition costs and value of business acquired	1,020	951	543
Non-deferrable insurance commissions	568	623	604
Advisory fee expenses	266	322	316
General operating expenses	2,323	2,104	2,027
Interest expense	534	389	490
Net (gain) loss on divestitures	1	(3,081)	0
Total benefits and expenses	14,206	12,003	14,211
Net income (loss) attributable to noncontrolling interests	(320)	(929)	(224)
Income before income tax (benefit)	10,491	11,254	851
(Gain) loss on extinguishment of debt	0	219	10
Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		(26)	91
Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total net investment income	891	1,775	1,427
Income before income tax (benefit)	6,841	2,012	(1,549)
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	5,091	5,653	4,341
Operating Segments | Individual Retirement
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	235	195	151
Policy fees	741	797	861
Total net investment income	3,888	4,334	4,105
Total net realized gains (losses)	0	0	0
Advisory fee and other income	451	592	571
Total revenue	5,315	5,918	5,688
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	285	317	411
Change in the fair value of market risk benefits, net	0	0
Interest credited to policyholder account balances	1,916	1,793	1,751
Amortization of deferred policy acquisition costs and value of business acquired	523	451	556
Non-deferrable insurance commissions	351	396	334
Advisory fee expenses	141	189	205
General operating expenses	426	437	427
Interest expense	0	46	62
Net (gain) loss on divestitures	0	0
Total benefits and expenses	3,642	3,629	3,746
Net income (loss) attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	1,673	2,289	1,942
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Individual Retirement | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Operating Segments | Group Retirement
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	19	22	19
Policy fees	415	480	443
Total net investment income	2,000	2,413	2,213
Total net realized gains (losses)	0	0	0
Advisory fee and other income	305	337	272
Total revenue	2,739	3,252	2,947
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	35	31	74
Change in the fair value of market risk benefits, net	0	0
Interest credited to policyholder account balances	1,147	1,159	1,125
Amortization of deferred policy acquisition costs and value of business acquired	80	78	15
Non-deferrable insurance commissions	123	122	117
Advisory fee expenses	124	133	111
General operating expenses	447	445	488
Interest expense	0	35	42
Net (gain) loss on divestitures	0	0
Total benefits and expenses	1,956	2,003	1,972
Net income (loss) attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	783	1,249	975
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Group Retirement | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Operating Segments | Life Insurance
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	1,864	1,586	1,526
Policy fees	1,564	1,541	1,384
Total net investment income	1,389	1,621	1,532
Total net realized gains (losses)	0	0	0
Advisory fee and other income	121	110	94
Total revenue	4,938	4,858	4,536
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	3,010	2,842	3,219
Change in the fair value of market risk benefits, net	0	0
Interest credited to policyholder account balances	342	354	373
Amortization of deferred policy acquisition costs and value of business acquired	410	416	25
Non-deferrable insurance commissions	72	80	119
Advisory fee expenses	1	0	0
General operating expenses	656	682	624
Interest expense	0	25	30
Net (gain) loss on divestitures	0	0
Total benefits and expenses	4,491	4,399	4,390
Net income (loss) attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	447	459	146
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Life Insurance | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Operating Segments | Institutional Markets
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	2,913	3,774	2,564
Policy fees	194	187	186
Total net investment income	1,049	1,155	931
Total net realized gains (losses)	0	0	0
Advisory fee and other income	2	2	1
Total revenue	4,158	5,118	3,682
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	3,404	4,183	2,886
Change in the fair value of market risk benefits, net	0	0
Interest credited to policyholder account balances	320	274	303
Amortization of deferred policy acquisition costs and value of business acquired	7	6	5
Non-deferrable insurance commissions	20	22	31
Advisory fee expenses	0	0	0
General operating expenses	73	77	79
Interest expense	0	9	11
Net (gain) loss on divestitures	0	0
Total benefits and expenses	3,824	4,571	3,315
Net income (loss) attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	334	547	367
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Institutional Markets | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Operating Segments | Corporate & Other
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	82	86	74
Policy fees	0	0	0
Total net investment income	473	443	346
Total net realized gains (losses)	170	701	54
Advisory fee and other income	121	134	122
Total revenue	846	1,364	596
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	0	0	0
Change in the fair value of market risk benefits, net	0	0
Interest credited to policyholder account balances	0	0	0
Amortization of deferred policy acquisition costs and value of business acquired	0	0	0
Non-deferrable insurance commissions	2	3	3
Advisory fee expenses	0	0	0
General operating expenses	384	375	309
Interest expense	535	286	324
Net (gain) loss on divestitures	0	0
Total benefits and expenses	921	664	636
Net income (loss) attributable to noncontrolling interests	(320)	(861)	(194)
Adjusted pre-tax operating income (loss)	(395)	(161)	(234)
(Gain) loss on extinguishment of debt		0	0
Operating Segments | Corporate & Other | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Eliminations
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	0	0	0
Policy fees	0	0	0
Total net investment income	(41)	(49)	(43)
Total net realized gains (losses)	0	0	0
Advisory fee and other income	0	0	0
Total revenue	(41)	(49)	(43)
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	0	0	0
Change in the fair value of market risk benefits, net	0	0
Interest credited to policyholder account balances	0	0	0
Amortization of deferred policy acquisition costs and value of business acquired	0	0	0
Non-deferrable insurance commissions	0	0	0
Advisory fee expenses	0	0	0
General operating expenses	(2)	0	(7)
Interest expense	(51)	(47)	(34)
Net (gain) loss on divestitures	0	0
Total benefits and expenses	(53)	(47)	(41)
Net income (loss) attributable to noncontrolling interests	0	0	0
Adjusted pre-tax operating income (loss)	12	(2)	(2)
(Gain) loss on extinguishment of debt		0	0
Eliminations | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		0	0
Adjustments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	(22)	(10)	7
Policy fees	0	0	0
Total net investment income	818	1,755	1,432
Total net realized gains (losses)	5,921	1,051	(3,795)
Advisory fee and other income	25	0	12
Total revenue	6,742	2,796	(2,344)
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	(14)	14	12
Change in the fair value of market risk benefits, net	(958)	(447)
Interest credited to policyholder account balances	7	(18)	(24)
Amortization of deferred policy acquisition costs and value of business acquired	0	0	(58)
Non-deferrable insurance commissions	0	0	0
Advisory fee expenses	0	0	0
General operating expenses	339	88	107
Interest expense	50	35	55
Net (gain) loss on divestitures	1	(3,081)
Total benefits and expenses	(575)	(3,216)	193
Net income (loss) attributable to noncontrolling interests	320	861	194
(Gain) loss on extinguishment of debt		219	10
Adjustments | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		(26)	91
Total Corebridge
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Premiums	5,113	5,663	4,334
Policy fees	2,914	3,005	2,874
Total net investment income	8,758	9,917	9,084
Total net realized gains (losses)	170	701	54
Advisory fee and other income	1,000	1,175	1,060
Total revenue	17,955	20,461	17,406
Policyholder benefits (including remeasurement (gains) losses of $298 and $233 for the years ended December 31, 2022 and 2021, respectively)	6,734	7,373	6,590
Change in the fair value of market risk benefits, net	0	0
Interest credited to policyholder account balances	3,725	3,580	3,552
Amortization of deferred policy acquisition costs and value of business acquired	1,020	951	601
Non-deferrable insurance commissions	568	623	604
Advisory fee expenses	266	322	316
General operating expenses	1,984	2,016	1,920
Interest expense	484	354	435
Net (gain) loss on divestitures	0	0
Total benefits and expenses	14,781	15,219	14,018
Net income (loss) attributable to noncontrolling interests	(320)	(861)	(194)
Adjusted pre-tax operating income (loss)	$ 2,854	4,381	3,194
(Gain) loss on extinguishment of debt		0	0
Total Corebridge | Fortitude Holdings
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net (gain) loss on divestitures		$ 0	$ 0